Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Compensation
Schedule of activity of parent company under the 2007 Stock Option Plan

				Weighted
				average
		Weighted	Aggregate	remaining
	Number of	average	intrinsic	contractual
(in thousands except exercise price and years)	options	exercise price	value	term (years)
Outstanding at December 31, 2015	33,889	$0.71	$10,506	8.9
Granted	6,973	1.02
Exercised	(122)	0.71	$38
Forfeited or expired	(3,767)	0.71
Outstanding at December 31, 2016	36,973	$0.77	$9,315	7.8
Granted	1,518	1.19
Exercised	(123)	0.76	$137
Forfeited or expired	(695)	0.77
Outstanding at December 31, 2017	37,673	$0.79	$40,875	6.8
Exercisable at December 31, 2017	20,845	$0.75	$23,266	6.8
Remaining authorized options available for issue	5,768

Schedule of assumptions used in determining the fair value of stock options granted under the Black-Scholes model

	Year Ended December 31,
	2017	2016	2015
Risk-free interest rate	1.82%	1.56%	1.75%
Expected volatility	29.1%	30.6%	27.0%
Dividend yield	N/A	N/A	N/A
Expected option life (years)	5.34	5.86	5.26
Black-Scholes Value of options	$0.35	$0.33	$0.20